Offsetting Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
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Offsetting Financial Assets and Liabilities

42. OFFSETTING FINANCIAL ASSETS AND LIABILITIES

Financial assets and financial liabilities are reported on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:

•	All financial assets and liabilities that are reported net on the balance sheet

•

All derivative financial instruments and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

The table identifies the amounts that have been offset in the balance sheet and also those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements described above.

For derivative contracts, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transaction covered by the agreements if an event of default or other predetermined events occur. Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur.

For repurchase and reverse repurchase agreements and other similar secured lending and borrowing, the ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set off under netting agreements, such as global master repurchase agreements and global master securities lending agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur. Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated in the event of counterparty default.

Santander UK engages in a variety of counterparty credit mitigation strategies in addition to netting and collateral arrangements. Therefore, the net amounts presented in the tables below do not purport to represent Santander UK’s actual credit exposure.

	Amounts subject to enforceable netting arrangements							Balance sheet total(3) £m
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to enforceable netting arrangements(2) £m
2018	Gross amount £m	Amount offset £m	Net amount on balance sheet £m	Financial instruments £m	Financial collateral(1) £m	Net amount £m
Assets
Derivative financial instruments	7,088	(1,872)	5,216	(933)	(2,133)	2,150	105	5,321
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	24,733	(3,606)	21,127	(2,721)	(18,406)	—	—	21,127
– Fair value	2,272	—	2,272	—	(2,272)	—	—	2,272
Loans and advances to customers and banks(4)	6,820	(1,308)	5,512	—	—	5,512	199,622	205,134

	40,913	(6,786)	34,127	(3,654)	(22,811)	7,662	199,727	233,854

Liabilities
Derivative financial instruments	3,412	(1,872)	1,540	(933)	(303)	304	54	1,594
Repurchase, securities lending & similar agreements:
– Amortised cost	14,516	(3,606)	10,910	(2,721)	(8,189)	—	—	10,910
– Fair value	2,110	—	2,110	—	(2,110)	—	—	2,110
Deposits by customers and banks(4)	2,879	(1,308)	1,571	—	(502)	1,069	189,945	191,516

	22,917	(6,786)	16,131	(3,654)	(11,104)	1,373	189,999	206,130

2017
Assets
Derivative financial instruments	30,155	(10,479)	19,676	(14,772)	(2,785)	2,119	266	19,942
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	2,614	—	2,614	—	(2,614)	—	—	2,614
– Fair value	15,224	(6,354)	8,870	(355)	(8,515)	—	—	8,870
Loans and advances to customers and banks(4)	5,974	(1,459)	4,515	—	—	4,515	198,283	202,798

	53,967	(18,292)	35,675	(15,127)	(13,914)	6,634	198,549	234,224

Liabilities
Derivative financial instruments	27,839	(10,479)	17,360	(14,772)	(1,951)	637	253	17,613
Repurchase, securities lending & similar agreements:
– Amortised cost	1,076	—	1,076	—	(1,076)	—	—	1,076
– Fair value	31,858	(6,354)	25,504	(355)	(25,149)	—	—	25,504
Deposits by customers and banks(4)	2,688	(1,459)	1,229	—	(502)	727	188,900	190,129

	63,461	(18,292)	45,169	(15,127)	(28,678)	1,364	189,153	234,322

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)

The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’. (4) The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.